UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458
                                                    ----------------------------

                            TWEEDY, BROWNE FUND INC.
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               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                            NEW YORK, NEW YORK 10022
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               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                            NEW YORK, NEW YORK 10022
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                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-916-0600
                                                           -------------

                        Date of fiscal year end: MARCH 31
                                                ---------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
                            TWEEDY, BROWNE FUND INC.

                                  ANNUAL REPORT

                        Tweedy, Browne Global Value Fund
                            Tweedy, Browne Value Fund

                                 MARCH 31, 2007
================================================================================

TWEEDY, BROWNE FUND INC.
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ANNUAL REPORT............................................................ 19
       Investment Adviser's Note......................................... 20


   TWEEDY, BROWNE GLOBAL VALUE FUND
       Expense Information .............................................. 28
       Portfolio Highlights.............................................. 30
       Perspective on Assessing Investment Results....................... 31
       Portfolio of Investments ......................................... 33
       Sector Diversification............................................ 39
       Portfolio Composition............................................. 40
       Schedule of Forward Exchange Contracts ........................... 41
       Statement of Assets and Liabilities............................... 46
       Statement of Operations........................................... 47
       Statements of Changes in Net Assets............................... 48
       Financial Highlights.............................................. 49
       Notes to Financial Statements..................................... 50
       Investment in the Fund by the Investment Adviser
          and Related Parties ........................................... 54
       Report of PricewaterhouseCoopers LLP, Independent Registered
          Public Accounting Firm ........................................ 58
       Other Information................................................. 59

   TWEEDY, BROWNE VALUE FUND
       Expense Information .............................................. 64
       Portfolio Highlights.............................................. 66
       Perspective on Assessing Investment Results....................... 67
       Portfolio of Investments.......................................... 69
       Portfolio Composition............................................. 72
       Schedule of Forward Exchange Contracts............................ 73
       Statement of Assets and Liabilities............................... 74
       Statement of Operations........................................... 75
       Statements of Changes in Net Assets............................... 76
       Financial Highlights.............................................. 77
       Notes to Financial Statements..................................... 78
       Investment in the Fund by the Investment Adviser
          and Related Parties ........................................... 82
       Report of PricewaterhouseCoopers LLP, Independent Registered
          Public Accounting Firm ........................................ 86
       Other Information................................................. 87

TWEEDY, BROWNE FUND INC.
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TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE VALUE FUND

                                  ANNUAL REPORT

                                 MARCH 31, 2007

TWEEDY, BROWNE FUND INC.
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INVESTMENT ADVISER'S NOTE

To Our Shareholders:

      We are pleased to present the Annual Report to Shareholders for the Tweedy, Browne Global Value Fund and the Tweedy, Browne Value Fund for the year ended March 31, 2007. Investment results* for the past six months and the last one, three, five and ten years, and results since inception of each Fund are presented in the tables below:

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                                                  MSCI EAFE       MSCI EAFE
PERIOD ENDED                TWEEDY, BROWNE       INDEX(1)(2)     INDEX(1)(2)
3/31/07                   GLOBAL VALUE FUND        HEDGED            US $
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6 Months                         12.96%            11.77%           14.85%
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1 Year                           16.01             13.73            20.20
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3 Years                          16.98             20.06            19.83
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5 Years                          12.31              8.84            15.78
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10 Years                         12.57              7.90             8.31
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Since Inception (6/15/93)(3)     13.31              8.45             8.11
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Total  Annual  Fund  Operating  Expense  Ratio as of 3/31/06 was 1.38% and as of
3/31/07 was 1.37%.+
================================================================================

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PERIOD ENDED                 TWEEDY, BROWNE               S&P
  3/31/07                       VALUE FUND             500(1)(4)
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6 Months                           5.13%                 7.38%
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1 Year                            10.76                 11.83
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3 Years                            7.42                 10.06
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5 Years                            5.24                  6.25
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10 Years                           8.55                  8.20
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Since Inception (12/8/93)(3)      10.73                 10.71
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Total Annual Fund Operating Expense Ratio as of 3/31/06 was 1.36% and as of
3/31/07 was 1.38%+
================================================================================

* THE PRECEDING PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE VISIT WWW.TWEEDY.COM TO OBTAIN PERFORMANCE DATA, WHICH IS CURRENT TO THE MOST RECENT MONTH END. SEE PAGE 25 FOR FOOTNOTES 1 THROUGH 4, WHICH DESCRIBE THE INDICES AND INCEPTION DATES OF THE FUNDS. RESULTS ARE ANNUALIZED FOR ALL PERIODS GREATER THAN ONE YEAR.

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                                       20

+ THE FUNDS DO NOT IMPOSE ANY FRONT-END OR DEFERRED SALES CHARGE. HOWEVER, THE GLOBAL VALUE FUND IMPOSES A 2% REDEMPTION FEE ON REDEMPTION PROCEEDS FOR REDEMPTIONS OR EXCHANGES MADE WITHIN 60 DAYS OF PURCHASE.

      So how did the markets do over the last year, and more importantly, how did our Funds perform? With the exception of the NASDAQ Composite Index5, most broad market indices began to rise in June, resulting in a sort of stealth bull market until February of this year when global equity markets faced another brief comeuppance when the Chinese government expressed concern over increasing speculation in their equity market. After several weeks of choppy trading in February and early March, which saw many markets correct by as much as 5% or more, the markets regained their footing to end the March quarter at or above where they started off the new calendar year. Again, with the exception of the NASDAQ Composite Index, broader global indices over the last year produced results ranging from the low `teens (the S&P 500 was up 11.83%) to a little over 20% (MSCI EAFE in U.S. dollars (Unhedged) was up 20.20%). The relative weakness of the U.S. dollar enhanced the results of the MSCI EAFE Index in U.S. dollars. However, the return for the MSCI EAFE Index (Hedged to U.S. dollars) was still a more than acceptable 13.73%. And most of these gains were achieved in the second half of the year. At the end of September, the S&P 500 was up just a little over 4%, and the MSCI EAFE Index in U.S. dollars was up 4.65%, while the MSCI EAFE Index Hedged was up only 1.75%. In comparison, the Tweedy, Browne Global Value Fund was up 2.70% for the first six months ending September 30, 2006, and closed the fiscal year up 16.01%. The Tweedy, Browne Value Fund was up 5.36% for the first six months ending September 30, 2006, and finished the fiscal year up 10.76%.

      For the last several years, it seems that the world has been awash in a sea of liquidity caused at least in part by an abundance of low cost credit. This unprecedented level of free-flowing cash has stimulated demand for virtually all financial asset classes - from traditional equities to emerging market debt to hedge funds and private equity. The result has been an across the board rise in financial asset prices and valuations, and an extraordinary decline in equity market volatility. The advance in public equity markets has been driven by exceptional returns in smaller and medium capitalization issues, and has been most pronounced in non-U.S. equity markets, particularly the emerging markets, although a significant portion of the non-U.S. equity markets' gain was attributable to the strength of foreign currencies against the U.S. dollar. For example, the MSCI World Small Cap Index, which is an unmanaged capitalization-weighted index of companies that attempts to represent the business activities of small cap companies across developed markets, was up over 189% cumulatively in U.S. dollars over the last four years, for a compound annualized return of over 30%. The MSCI "BRIC" Index, which is a

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                                       21
composite index of equities in Brazil, Russia, India and China, was up approximately 409% cumulatively over the same period when measured in U.S. dollars, or roughly 50% annualized. While the returns for the S&P 500 and the MSCI EAFE Index (in U.S. dollars) were not as robust, they still compounded at annualized rates of return of approximately 16% and 28%, respectively.

      While our Funds have participated strongly in this aggressive advance, our RELATIVE RESULTS are significantly better if you include the down markets which occurred early on in this equity market cycle; i.e., 2000, 2001 and 2002. The Tweedy, Browne Global Value Fund has compounded at a little over 24% per year net of fees over the last four fiscal years ending March 31, 2007, beating the MSCI EAFE Index Hedged to U.S. dollars by a modest 2 basis points per year. [Please refer to the Funds' standardized performance set forth in the tables on page 20 at the beginning of this report.] However, if one takes into consideration the full market cycle, which extends back to the bursting of the technology bubble in March 2000, our Global Value Fund produced a compound annualized return of 10.08%, which was 729 basis points better than the 2.79% return of the hedged MSCI EAFE Hedged Index, and 503 basis points better than the 5.05% return of the MSCI EAFE Unhedged Index. In fact, our Global Value Fund has outperformed our benchmark index in six out of the last seven calendar years.6 While the period since March 2000 has indeed been a good one for both of our Funds, we would caution our shareholders that there have been, and there certainly again will be, times when our Funds underperform their respective benchmarks.

      The same analysis holds true for our Value Fund, even though its results have not been as robust as the results for our Global Value Fund. That is not surprising, given that U.S. equity market results have not been nearly as strong as international markets over the last four years. The Tweedy, Browne Value Fund has compounded at an annualized rate of 13.12% over the last four fiscal years. However, if the down markets are included, which occurred in the early part of the cycle, a different story unfolds. Since the bursting of the technology bubble in March 2000, the Value Fund has compounded at approximately 6.49% per year versus a compound return of 0.89% for the S&P 500, or 560 basis points better than the Index.6

      While it would be nice to beat the benchmark indices every year, that may be an illusory goal given that specific market sectors can produce the largest part of the gain in any given year. Keeping up with the broader indices in the good years is not so bad. We believe that out-performance in the bad years is what often results in superior long-term performance. It has been in difficult market periods that we have generally produced our best relative results.

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                                       22

      In our view, perhaps of greater importance, these results have been achieved while accepting a modest and manageable level of risk. Finding attractively priced securities over the last several years has been more difficult, and as we sold stocks that were hitting our targets, deeply undervalued replacements were hard to come by. Our double digit cash reserve position during much of this period, which led to a closing of our Funds to new subscriptions, lowered our risk but was obviously a drag on returns. While our cash reserves came down a bit in 2006, the market's continued advance, coupled with low volatility, has made bargain hunting a rather arduous process.

      In contrast to some of our competitors on the international side, who may have loaded their portfolios with emerging market stocks, we have had very modest exposure to these securities. To date, both of our Funds have had less than 10% of their assets invested in the emerging markets, and these investments have been in the more developed of those markets such as South Korea, Croatia and Mexico. Moreover, in our view, South Korea may be miscategorized as a developing market given its highly industrialized economy and high standard of living. We have not invested directly in stocks in Brazil, Russia, India or China although we have researched several companies in Brazil and India. Even though we chose not to invest in those particular companies, we are continuing to research other companies in both of those countries. As we have said in the past, in order to invest, we need a stable political environment, a legal system and regulatory structure that will allow us to enforce our property rights if need be, reliable financial data and reporting regimes so that we can adequately appraise businesses, the availability of undervalued equities, and a forward currency market. If we have all of that, we will not hesitate to commit capital. This effectively keeps us out of the dicier and more speculative emerging markets, but allows us to participate in those that are more developed.

      In looking back over the past year, if we had been more fully invested, had greater exposure to smaller cap stocks and the emerging markets, and had been exposed to the gyrations of foreign currencies,7 we would have had better returns, but we believe that we would have also dramatically increased the risk of our Funds' portfolios. As financial stewards of your capital, we will only commit your capital - and ours - when we believe we are being adequately compensated for the risks we are incurring. In those asset categories, we felt we were not being adequately compensated.

      In summary, the past year was a terrific one. The bull market in global equities was extended for a fourth straight year despite brief comeuppances in May and February. The bull was spurred on, at least in part, by what can only be described as a rather frenetic pace of merger and acquisition activity in global equity markets. This has led to an escalation in asset valuations and

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                                       23
credit that may be unsustainable. While cash reserves have declined somewhat over the last year, we still have some dry powder should the markets present us with opportunities.

      In the meantime, the inexorable search for undervalued securities goes on at Tweedy, Browne. Our investment team, consisting of our five Managing Directors, Chris Browne, Will Browne, John Spears, Tom Shrager and Bob Wyckoff, are very fortunate to be joined in this effort by an extraordinarily talented group of equity analysts including David Browne, Frank Hawrylak, Jay Hill, Laura Jereski and Elliott Larner in New York, and Olivier Berlage and Roger de Bree in London. As you can appreciate, on some days the hunt for bargains can be a bit frustrating, but our shareholders can rest assured that our twelve person investment team continues to grind away in an environment marked by collective effort, collegiality and a passion for value.

      Thank you for your continued confidence.

                                    Very truly yours,

                                    TWEEDY, BROWNE COMPANY LLC

                                    Christopher H. Browne
                                    William H. Browne
                                    John D. Spears
                                    Thomas H. Shrager
                                    Robert Q. Wyckoff, Jr.
                                    MANAGING DIRECTORS

April 27, 2007

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                                       24

Notes:

(1) Indexes are unmanaged, and the figures for the indexes shown include reinvestment of dividends and capital gains distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. We strongly recommend that these factors be considered before an investment decision is made.

(2) MSCI EAFE Index is an unmanaged capitalization-weighted index of companies representing the stock markets of Europe, Australasia and the Far East. MSCI EAFE Hedged consists of the results of the MSCI EAFE Index hedged 100% back into US dollars and accounts for interest rate differentials in forward currency exchange rates. Results for both indexes are inclusive of dividends and net of foreign withholding taxes.

(3) Inception dates for the Global Value Fund and the Value Fund were June 15, 1993 and December 8, 1993, respectively. Information with respect to MSCI EAFE indexes used is available at month end only; therefore the closest month end to the Global Value Fund's inception date, May 31, 1993, was used.

(4) S&P 500 is an unmanaged capitalization-weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market and includes the reinvestment of dividends.

(5) NASDAQ  Composite  Index  is  an  unmanaged   capitalization-weighted  index
    composed of all NASDAQ domestic and non-US based common stocks listed on the NASDAQ Stock Market.

(6) Returns shown are for a specific time period where the Funds outperformed their relevant indexes. While the Funds outperformed the relevant indexes for the period shown, there have been previous periods when the Funds underperformed these indices. Since past performance is not indicative of future results, there can be no guarantee that the Funds will outperform their relevant indexes in the future. Please refer to page 20 of the report for the Funds' standardized performance results.

(7) Although hedging against currency exchange rate changes reduces the risk of loss from exchange rate movements, it also reduces the ability of the Funds to gain from favorable exchange rate movements when the U.S. dollar declines against the currencies in which the Funds' investments are denominated and in some interest rate environments may impose out-of-pocket costs on the Funds.

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                                       25

Investing in foreign securities involves additional risks beyond the risks of investing in US securities markets. These risks include currency fluctuations; political uncertainty; different accounting and financial standards; different regulatory environments; and different market and economic factors in various non-U.S. countries. In addition, the securities of small, less well-known companies may be more volatile than those of larger companies. Investors should refer to the Funds' prospectus for a description of risk factors associated with investments in securities held by the Funds.

Tweedy, Browne Value Fund and Tweedy, Browne Global Value Fund are distributed by Tweedy, Browne Company LLC.

This material must be preceded or accompanied by a prospectus for Tweedy, Browne Fund Inc.

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                                       26

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                       This page left blank intentionally.

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
EXPENSE INFORMATION

     A shareholder of the Fund incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2006 to March 31, 2007.

     ACTUAL EXPENSES The first line of the table on the following page provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table on the following page are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. There are no other transactional expenses associated with the purchase and sale of shares charged by the Fund, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second line of the table is

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                                       28

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD

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EXPENSE INFORMATION

useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.

----------------------------------------------------------------------------
                          BEGINNING         ENDING        EXPENSES PAID DURING
                         ACCOUNT VALUE   ACCOUNT VALUE         PERIOD*
                           10/1/06          3/31/07        10/1/06-3/31/07
----------------------------------------------------------------------------
Actual                       $1,000          $1,130            $7.27
----------------------------------------------------------------------------
Hypothetical
(5% return before expenses)  $1,000          $1,018            $6.89
----------------------------------------------------------------------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.37%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182 DAYS IN THE MOST RECENT FISCAL HALF-YEAR, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

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                                       29

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS

March 31, 2007

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
          TWEEDY, BROWNE GLOBAL VALUE FUND VS. MORGAN STANLEY CAPITAL
        INTERNATIONAL ("MSCI") EUROPE, AUSTRALASIA AND FAR EAST ("EAFE")
                        INDEX (IN US DOLLARS AND HEDGED)
                             6/15/93 THROUGH 3/31/07

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


        TWEEDY, BROWNE                MSCI EAFE             MSCI EAFE
DATE   GLOBAL VALUE FUND*     INDEX (IN U.S. DOLLARS)*    INDEX (HEDGED)*

6/1/93   10,000.00                        9,844.00            9,964.00
9/1/93   10,310.00                       10,496.90           10,555.00
3/1/94   12,260.00                       10,957.70           10,839.90
9/1/94   12,300.00                       11,528.70           10,857.40
3/1/95   11,678.30                       11,678.30           10,032.70
9/1/95   12,874.60                       12,196.10           11,290.10
3/1/96   14,700.90                       13,056.70           12,764.80
9/1/96   15,174.40                       13,246.60           13,339.70
3/1/97   17,149.30                       13,246.60           14,363.60
9/1/97   19,878.10                       14,860.20           16,601.20
3/1/98   22,823.50                       15,711.40           18,480.90
9/1/98   18,819.10                       13,621.30           15,406.30
3/1/99   23,514.30                       16,664.10           19,365.40
9/1/99   26,648.70                       17,837.50           20,443.80
3/1/00   28,612.70                       20,845.30           25,338.20
9/30/00  30,551.90                       18,404.60           24,398.40
3/31/01  30,094.50                       15,455.60           21,791.30
9/30/01  27,549.00                       13,152.00           17,920.00
3/31/02  31,361.00                       14,141.00           20,111.00
9/30/02  24,673.80                       11,287.00           14,162.00
3/31/03  23,565.00                       10,856.00           12,929.00
9/30/03  29,228.00                       14,000.00           15,639.00
3/31/04  35,003.00                       17,102.00           17,751.00
9/30/04  35,975.00                       17,092.00           17,905.00
3/31/05  40,167.00                       19,678.00           19,801.00
9/30/05  43,486.00                       21,501.00           23,087.00
3/31/06  48,299.00                       24,481.00           27,012.00
9/30/06  49,601.00                       29,426.00           30,722.00
3/31/07  56,029.00                       29,426.00           30,722.00

--------------------------------------------------------------------------------
MSCI EAFE INDEX REPRESENTS THE CHANGE IN MARKET CAPITALIZATIONS OF EUROPE, AUSTRALASIA AND THE FAR EAST (EAFE), INCLUDING DIVIDENDS REINVESTED MONTHLY, NET AFTER FOREIGN WITHHOLDING TAXES.

INDEX AND AVERAGE INFORMATION IS AVAILABLE AT MONTH END ONLY; THEREFORE, THE CLOSEST MONTH END TO INCEPTION DATE OF THE FUND, MAY 31, 1993, HAS BEEN USED.


------------------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN*                       AGGREGATE TOTAL RETURN*
        ---------------------------                        ----------------------
                                                                         YEAR    INCEPTION
                                          WITHOUT                        ENDED   (6/15/93)
THE FUND               ACTUAL             WAIVERS                       3/31/07   3/31/07
--------               ------             -------                       -------  ---------
  Inception (6/15/93)
    through 3/31/07        13.31%          13.30%     The Fund           16.01%   460.29%
  Year Ended 3/31/07       16.01%          16.01%     MSCI EAFE (in
                                                       US Dollars)       20.20%   194.26%
                                                      MSCI EAFE (Hedged) 13.73%   207.23%
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOTE: THE PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
     OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FOREIGN WITHHOLDING TAX.

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD

--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS

March 31, 2007

      In accordance with rules and guidelines set out by the United States (US) Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Global Value Fund to the historical investment results of the most appropriate broad-based securities indices, the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index in US dollars and hedged into US dollars. However, the historical results of the MSCI EAFE indices in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER- INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the Standard & Poor's 500 Stock Index (the "S&P 500") by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years. Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------

              COMMON STOCKS--91.5%
              BELGIUM--2.5%
   1,646,311  KBC Groep NV .......................................  $204,049,382
                                                                    ------------

              CANADA--1.2%
     100,000  Melcor Developments Ltd. ...........................     2,192,173
   1,830,660  National Bank of Canada, Toronto ...................    99,145,873
                                                                    ------------
                                                                     101,338,046
                                                                    ------------

              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR a.s. ..............................     1,282,040
                                                                    ------------

              DENMARK--0.9%
  19,501,939  Group 4 Securicor PLC ..............................    76,299,211
                                                                    ------------

              FINLAND--5.3%
   2,435,000  Cargotec Corporation, B Share ......................   146,541,472
   1,000,000  Huhtamaki Oyj ......................................    16,492,951
   4,870,000  Kone Oyj, Class B ..................................   277,265,152
                                                                    ------------
                                                                     440,299,575
                                                                    ------------

              FRANCE--6.2%
     433,783  BNP Paribas SA .....................................    45,149,279
   2,494,219  CNP Assurances .....................................   289,453,313
     170,000  Nexans SA ..........................................    22,403,259
       1,000  NSC Groupe .........................................       110,485
   1,825,000  Sanofi-Aventis .....................................   158,150,633
                                                                    ------------
                                                                     515,266,969
                                                                    ------------

              GERMANY--4.8%
      64,173  Boewe Systec AG ....................................     3,988,442
      59,925  Fraport AG .........................................     4,361,779
      42,354  KSB AG +............................................    22,241,727
     352,312  Linde AG ...........................................    37,823,254
     449,482  Merck KGaA .........................................    57,750,626
   1,560,342  Springer (Axel) Verlag AG ..........................   272,550,453
                                                                    ------------
                                                                     398,716,281
                                                                    ------------

              HONG KONG--2.4%
  13,986,234  Jardine Strategic Holdings Ltd. ....................   179,023,795
  42,847,281  SCMP Group Ltd. ....................................    15,462,691
     892,500  Swire Pacific Ltd., Class B ........................     1,909,665
                                                                    ------------
                                                                     196,396,151
                                                                    ------------

              IRELAND--0.3%
   5,089,055  Independent News & Media PLC .......................    23,032,609
   1,111,317  Unidare PLC +.......................................       310,660
                                                                    ------------
                                                                      23,343,269
                                                                    ------------
------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------

              COMMON STOCKS
              ITALY--4.1%
     348,709  Banco Popolare di Verona e Novara ..................  $ 10,792,279
     937,215  Maffei SPA .........................................     3,748,960
  15,720,000  Mediaset SPA .......................................   170,439,679
  12,147,709  Mondadori (Arnoldo) Editore SPA ....................   126,452,730
   2,598,000  Natuzzi SPA, Sponsored ADR +........................    21,225,660
   1,005,000  Sol SPA ............................................     6,929,835
     805,250  Vincenzo Zucchi SPA +...............................     4,019,658
                                                                    ------------
                                                                     343,608,801
                                                                    ------------

              JAPAN--3.7%
     462,100  Chofu Seisakusho Company Ltd. ......................     9,881,876
         967  Coca-Cola Central Japan Company Ltd. ...............     7,493,585
     455,000  Daiwa Industries Ltd. ..............................     3,148,296
   5,251,000  Fujitec Company Ltd. ...............................    35,933,161
     596,700  Fukuda Denshi Company Ltd. .........................    20,972,306
   1,203,000  Hi-Lex Corporation .................................    19,663,688
      22,100  Hurxley Corporation ................................       351,129
     319,000  Inaba Seisakusho Company Ltd. ......................     4,998,094
     321,000  Katsuragawa Electric Company Ltd. ..................     3,449,917
   1,461,000  Kawasumi Laboratories Inc. .........................     8,661,444
   1,849,500  Kuroda Electric Company Ltd. .......................    24,263,184
      69,100  Mandom Corporation .................................     1,726,403
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. ...............    11,372,052
      21,670  Medikit Company Ltd. ...............................     4,826,771
     146,900  Meito Sangyo Company Ltd. ..........................     2,967,237
      36,240  Milbon Company Ltd. ................................     1,123,340
     307,100  Mirai Industry Company Ltd. ........................     4,262,858
      55,000  Nankai Plywood Company Ltd. ........................       351,218
      40,000  Nippon Antenna Company Ltd. ........................       321,829
     162,780  Nippon Kanzai Company Ltd. .........................     4,425,355
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ................    17,509,634
     462,100  Nissha Printing Company Ltd. .......................    12,210,476
     721,500  Nitto FC Company Ltd. ..............................     4,173,487
     451,000  Sangetsu Company Ltd. ..............................    10,713,995
   1,483,200  Sanyo Shinpan Finance Company Ltd. .................    37,621,715
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ............     8,670,486
     289,300  Shingakukai Company Ltd. ...........................     1,781,250
     204,000  SK Kaken Company Ltd. ..............................     6,219,776
     612,000  Sonton Food Industry Company Ltd. ..................     6,059,098
     528,500  T. Hasegawa Company Ltd. ...........................     8,687,855
     405,400  Takefuji Corporation ...............................    16,240,034
     169,100  Tenma Corporation ..................................     3,064,781
     671,800  Torishima Pump Manufacturing Company Ltd. ..........     6,338,219
                                                                    ------------
                                                                     309,484,549
                                                                    ------------

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------
              COMMON STOCKS
              MEXICO--2.4%
   1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ............$   69,399,198
  14,623,380  Embotelladoras Arca SA de CV .......................    54,355,441
     157,327  Grupo Aeroportuario del Sureste SA de CV, ADR ......     7,428,981
  30,132,400  Grupo Continental SA ...............................    65,127,469
                                                                  --------------
                                                                     196,311,089
                                                                  --------------
              NETHERLANDS--17.4%
   9,213,832  ABN AMRO Holding NV ................................   395,178,131
   1,980,990  Akzo Nobel NV ......................................   149,913,184
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV ........       587,961
   5,477,810  Heineken Holding NV ................................   241,649,859
   2,890,000  Heineken NV ........................................   150,649,468
     394,612  Imtech NV ..........................................    28,286,751
   1,409,414  Koninklijke Grolsch NV .............................    56,265,492
      91,000  Randstad Holding NV ................................     7,033,079
     594,968  Stork NV ...........................................    30,412,485
   4,810,555  Telegraaf Media Groep NV ...........................   164,571,787
     100,000  TKH Group NV .......................................     9,271,461
   3,612,751  Unilever NV, CVA ...................................   104,838,694
   4,498,159  Wegener NV .........................................    92,390,604
     712,500  Wolters Kluwer NV, CVA .............................    21,302,065
                                                                  --------------
                                                                   1,452,351,021
                                                                  --------------

              NORWAY--1.2%
   2,302,000  Schibsted ASA ......................................   101,069,118
                                                                  --------------
              SINGAPORE--3.4%
  33,542,550  Fraser and Neave Ltd. ..............................   112,662,674
   6,066,106  Jardine Cycle & Carriage Ltd. ......................    47,541,268
   1,000,000  Robinson & Company Ltd. ............................     3,358,799
  11,465,650  Singapore Press Holdings Ltd. ......................    33,225,013
   6,292,000  United Overseas Bank Ltd. ..........................    87,020,548
                                                                  --------------
                                                                     283,808,302
                                                                  --------------
              SOUTH KOREA--3.9%
       8,615  Asia Cement Company, Ltd. ..........................       457,952
      23,260  Daehan City Gas Company Ltd. .......................       613,277
      93,346  Dong Ah Tire & Rubber Company Ltd. .................       541,855
     280,921  Hanil Cement Company Ltd. ..........................    25,057,699
   1,706,610  Korea Electric Power Corporation ...................    68,130,136
      23,200  Sam Young Electronics Company, Ltd. ................       198,554
      36,890  Samchully Company Ltd. .............................     5,373,092
     886,070  Samsung SDI Company, Ltd. ..........................    56,615,785
     241,172  SK Telecom Company, Ltd. ...........................    49,101,040

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------

              COMMON STOCKS
              SOUTH KOREA--(CONTINUED)
   3,479,352  SK Telecom Company, Ltd., ADR ......................  $ 81,486,424
     294,325  Tae Young Corporation ..............................    18,148,894
   3,196,233  Youngone Corporation ...............................    16,871,462
                                                                  --------------
                                                                     322,596,170
                                                                  --------------
              SPAIN--1.7%
   2,277,000  Altadis SA .........................................   145,701,570
                                                                  --------------

              SWEDEN--0.0%++
      33,000  Cloetta Fazer AB, B Shares .........................     1,214,671
                                                                  --------------

              SWITZERLAND--13.3%
      45,065  AFG Arbonia-Foster Holding AG, Bearer ..............    22,886,878
   2,021,000  Compagnie Financiere Richemont AG ..................   112,489,310
       5,702  Daetwyler Holding AG, Bearer .......................    33,839,278
      92,315  Edipresse SA, Bearer ...............................    45,144,213
     125,635  Forbo Holding AG ...................................    55,366,669
       2,266  Gurit Holding AG, Bearer ...........................     2,264,515
      29,327  Loeb Holding AG ....................................     7,387,002
     186,990  Medisize Holding AG ................................    13,570,867
     875,160  Nestle SA, Registered ..............................   339,260,706
           8  Neue Zuercher Zeitung +.............................       495,468
   2,368,760  Novartis AG, Registered ............................   135,241,294
      45,425  Phoenix Mecano AG ..................................    21,581,340
     179,979  PubliGroupe SA, Registered .........................    66,415,907
     186,423  Siegfried Holding AG ...............................    27,273,221
      51,172  Sika AG, Bearer ....................................    86,558,142
     367,980  Syngenta AG ........................................    70,081,381
     473,990  Tamedia AG .........................................    64,063,196
                                                                  --------------
                                                                   1,103,919,387
                                                                  --------------
              UNITED KINGDOM--11.3%
   3,249,131  AGA Foodservice Group PLC ..........................    25,347,489
  10,535,724  Barclays PLC .......................................   148,990,022
   7,123,125  BBA Group PLC ......................................    39,258,565
   3,979,658  Carclo PLC .........................................     8,547,073
  11,378,577  Clinton Cards PLC ..................................    13,669,467
   8,225,426  Diageo PLC .........................................   166,089,541
   3,675,000  Ennstone PLC .......................................     3,387,761
     960,125  GlaxoSmithKline PLC ................................    26,307,630
     593,139  GlaxoSmithKline PLC, Sponsored ADR .................    32,776,861
     923,006  Headlam Group PLC ..................................    10,807,777
   4,844,570  HSBC Holdings PLC ..................................    84,519,851
  15,137,000  Lloyds TSB Group PLC ...............................   166,259,080
     263,075  Partridge Fine Art PLC +............................        97,366
     779,500  Raven Mount PLC ....................................     2,430,921

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------
              COMMON STOCKS
              UNITED KINGDOM--(CONTINUED)
  10,148,287  Trinity Mirror PLC .................................$  105,891,697
   4,749,955  TT Electronics PLC .................................    22,312,722
   2,853,000  Unilever PLC .......................................    85,671,131
                                                                  --------------
                                                                     942,364,954
                                                                  --------------

              UNITED STATES--5.5%
     313,000  American Express Company ...........................    17,653,200
   3,712,554  American International Group, Inc. .................   249,557,880
      75,700  American National Insurance Company ................     9,684,301
     580,100  MBIA Inc. ..........................................    37,990,749
   1,000,000  Pfizer Inc. ........................................    25,260,000
     160,000  PNC Financial Services Group Inc. ..................    11,515,200
     692,000  Popular Inc. .......................................    11,459,520
   6,728,996  Sun-Times Media Group Inc., Class A ................    33,375,820
     409,000  Torchmark Corporation ..............................    26,826,310
     350,000  Transatlantic Holdings Inc. ........................    22,792,000
     210,060  Wal-Mart Stores, Inc. ..............................     9,862,317
                                                                  --------------
                                                                     455,977,297
                                                                  --------------

              MISCELLANEOUS--0.0%++
              Undisclosed Securities ***..........................       614,977
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $3,818,705,113)............................... 7,616,012,830
                                                                  --------------


              PREFERRED STOCKS--0.5%
     153,360  Adris Grupa d.d. ...................................    14,892,667
      15,000  KSB AG, Vorzugsakt .................................     7,487,720
     795,362  Villeroy & Boch AG .................................    15,722,383
                                                                  --------------

              TOTAL PREFERRED STOCKS
              (COST $19,079,276)..................................    38,102,770
                                                                  --------------

     FACE
    VALUE
  ----------

              U.S. TREASURY BILLS--5.9%
$469,500,000  4.970%  due 5/10/07 ................................   467,027,056
  13,000,000  4.930%  due 5/24/07 +++.............................    12,907,617
  14,000,000  4.880%  due 8/23/07 +++.............................    13,728,344
                                                                  --------------


              TOTAL U.S. TREASURY BILLS(COST $493,592,850)........   493,663,017
                                                                  --------------

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                     MARKET
   FACE                                                               VALUE
   VALUE                                                            (NOTE 2)
 ----------                                                        ------------

              REPURCHASE AGREEMENTS--3.0%

$ 51,766,000  Agreement with UBS Warburg LLC, 5.100%
              dated 3/30/07, to be repurchased at $51,788,001
              on 4/2/07, collateralized by $51,766,000
              U.S. Treasury Bonds, 8.125% due 8/15/19
              (market value $52,801,369)                         $   51,766,000
 100,000,000  Agreement with Bank of America Corp., 5.100%
              dated 3/30/07,  to be repurchased at $100,042,500
              on 4/2/07, collateralized by $100,000,813
              U.S. Treasury Bonds, 4.380% due 1/31/08
              (market value $101,287,385)                           100,000,000
 100,000,000  Agreement with Barclays Bank, 5.120% dated
              3/30/07, to be repurchased at $100,042,667
              on 4/2/07, collateralized by $100,000,253
              U.S. Treasury Bonds, 3.880% due 5/15/09
              (market value $100,526,375)                           100,000,000
                                                                 --------------

              TOTAL REPURCHASE AGREEMENTS
              (COST $251,766,000)...............................    251,766,000
                                                                 --------------
TOTAL INVESTMENTS (COST $4,583,143,239*)................  100.9%  8,399,544,617
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)......   (1.1)    (90,654,619)
OTHER ASSETS AND LIABILITIES (NET)......................    0.2      14,798,687
                                                         ------  --------------
NET ASSETS..............................................  100.0% $8,323,688,685
                                                         ======  ==============

-------------------
  * AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $4,580,798,119.
 ** RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
*** "UNDISCLOSED   SECURITY"   REPRESENTS   AN  ISSUER,   GENERALLY   A  SMALLER
    CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
  + NON-INCOME PRODUCING SECURITY.
 ++ AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
+++ AT MARCH 31, 2007, LIQUID ASSETS TOTALING  $26,635,961 HAVE BEEN DESIGNATED
    AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (Unaudited)
March 31, 2007

                                                  PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                              NET ASSETS      (NOTE 2)
----------------------                             -----------     ----------

COMMON STOCKS:
Food and Beverages...................................   17.7%   $1,472,725,879
Banking..............................................   15.2     1,264,079,165
Printing and Publishing..............................   13.4     1,111,237,940
Insurance............................................    7.2       598,313,804
Pharmaceuticals......................................    5.2       435,487,044
Machinery............................................    4.1       340,971,487
Chemicals............................................    3.3       278,227,451
Building Materials...................................    2.6       216,994,478
Holdings.............................................    2.5       211,651,132
Electronics..........................................    2.5       210,149,271
Transportation.......................................    2.5       203,309,671
Media................................................    2.0       170,439,679
Tobacco..............................................    1.8       146,983,610
Retail...............................................    1.8       146,766,895
Telecommunications...................................    1.6       130,909,293
Financial Services...................................    1.3       109,505,698
Manufacturing........................................    1.2        96,931,046
Commercial Services..................................    1.1        89,636,261
Utilities............................................    0.9        74,116,505
Wholesale............................................    0.8        69,373,700
Engineering and Construction.........................    0.8        67,762,908
Advertising..........................................    0.8        66,415,907
Medical Research and Supplies........................    0.6        48,031,388
Textiles.............................................    0.3        20,891,120
Paper Products.......................................    0.2        17,080,912
Personal Products....................................    0.1        11,537,598
Mining and Metal Fabrication.........................    0.0++       3,748,960
Real Estate..........................................    0.0++       2,192,173
Autos................................................    0.0++         541,855
                                                       -----    --------------
TOTAL COMMON STOCKS..................................   91.5     7,616,012,830
                                                       -----    --------------
PREFERRED STOCKS.....................................    0.5        38,102,770
U.S. TREASURY BILLS..................................    5.9       493,663,017
REPURCHASE AGREEMENTS................................    3.0       251,766,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS.........   (1.1)      (90,654,619)
OTHER ASSETS AND LIABILITIES (NET)...................    0.2        14,798,687
                                                       -----    --------------
NET ASSETS...........................................  100.0%   $8,323,688,685
                                                       =====    ==============
--------------------
 ++AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (Unaudited)
March 31, 2007

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Belgium            3%
Canada             1%
Denmark            1%
Finland            5%
France             6%
Germany            5%
Hong Kong          2%
Italy              4%
Japan              4%
Mexico             2%
Netherlands       18%
Norway             1%
Singapore          4%
South Korea        4%
Spain              2%
Switzerland       13%
United Kingdom    12%
United States      6%
Cash Equivalents   8%

Czech Republic-0%+
Croatia-0%+
Ireland-0%+
Sweden-0%+
Miscellaneous-0%+

+ Amount represents less than 1% of net assets

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2007


                                                             CONTRACT            MARKET
                                                              VALUE              VALUE
CONTRACTS                                                      DATE             (NOTE 2)
---------                                                   ---------           ---------
FORWARD EXCHANGE CONTRACTS TO BUY
   30,000,000 European Union Euro.................             4/4/07        $  39,942,509
   11,000,000 European Union Euro.................            4/16/07           14,652,653
   41,000,000 Great Britain Pound Sterling........            4/19/07           80,412,636
    6,000,000 Great Britain Pound Sterling........            4/30/07           11,767,405
    8,000,000 Great Britain Pound Sterling........            4/30/07           15,689,874
   26,000,000 Singapore Dollar....................            4/27/07           17,153,338
   14,000,000 Swiss Franc.........................            4/16/07           11,484,570
   12,000,000 Swiss Franc.........................            4/16/07            9,843,917
   11,000,000 Swiss Franc.........................            4/19/07            9,025,908
   55,000,000 Swiss Franc.........................            4/27/07           45,160,458
   33,000,000 Swiss Franc.........................             5/9/07           27,125,175
                                                                             -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $280,758,914)                                               $ 282,258,443
                                                                             =============
FORWARD EXCHANGE CONTRACTS TO SELL
    2,500,000 Canadian Dollar.....................             4/4/07        $  (2,167,353)
    1,500,000 Canadian Dollar.....................            4/19/07           (1,300,983)
    7,000,000 Canadian Dollar.....................            4/27/07           (6,072,680)
    1,500,000  Canadian Dollar.....................           5/11/07           (1,301,851)
    5,000,000 Canadian Dollar.....................            5/18/07           (4,340,448)
    7,000,000 Canadian Dollar.....................            5/30/07           (6,078,881)
   11,000,000 Canadian Dollar.....................             7/3/07           (9,561,592)
    5,000,000 Canadian Dollar.....................            7/31/07           (4,349,439)
    8,000,000 Canadian Dollar.....................            8/28/07           (6,964,328)
    4,500,000 Canadian Dollar.....................           10/16/07           (3,922,116)
   18,000,000 Canadian Dollar.....................           11/13/07          (15,697,465)
   15,500,000 Canadian Dollar.....................           11/26/07          (13,520,863)
    8,000,000 Canadian Dollar.....................            1/15/08           (6,985,683)
   17,000,000 Canadian Dollar.....................             3/3/08          (14,859,275)
    7,500,000 Canadian Dollar.....................            3/31/08           (6,559,039)
   32,000,000 Czech Koruna........................           11/26/07           (1,545,571)
   22,000,000 Danish Krone........................            4/16/07           (3,932,662)
   29,000,000 Danish Krone........................             5/9/07           (5,188,418)
   48,000,000 Danish Krone........................            5/11/07           (8,588,398)
   83,000,000 Danish Krone........................            5/22/07          (14,857,154)
   30,000,000 European Union Euro.................             4/4/07          (39,942,509)
   11,000,000 European Union Euro.................            4/16/07          (14,652,653)
   78,000,000 European Union Euro.................            4/30/07         (103,959,345)
   37,000,000 European Union Euro.................             5/9/07          (49,332,807)
   70,000,000 European Union Euro.................            5/11/07          (93,340,228)
    8,000,000 European Union Euro.................            5/16/07          (10,669,710)
   75,000,000 European Union Euro.................            5/18/07         (100,036,987)
  100,000,000 European Union Euro.................            6/18/07         (133,536,487)
   77,000,000 European Union Euro.................             7/3/07         (102,874,679)
   75,000,000 European Union Euro.................            7/12/07         (100,230,691)
   70,000,000 European Union Euro.................            7/18/07          (93,566,126)
   50,000,000 European Union Euro.................            7/31/07          (66,860,017)
   34,000,000 European Union Euro.................             8/6/07          (45,473,312)
   25,000,000 European Union Euro.................             8/9/07          (33,439,385)

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       41

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2007


                                                             CONTRACT            MARKET
                                                              VALUE              VALUE
CONTRACTS                                                      DATE             (NOTE 2)
---------                                                   ---------           ---------
FORWARD EXCHANGE CONTRACTS TO SELL
   98,000,000 European Union Euro.................            8/15/07        $(131,106,906)
   23,000,000 European Union Euro.................            8/22/07          (30,776,704)
   60,000,000 European Union Euro.................            8/28/07          (80,302,086)
   90,000,000 European Union Euro.................            9/12/07         (120,509,740)
   25,000,000 European Union Euro.................            9/21/07          (33,484,370)
  155,000,000 European Union Euro.................            9/28/07         (207,644,033)
   40,000,000 European Union Euro.................            10/4/07          (53,592,062)
   45,000,000 European Union Euro.................            10/9/07          (60,297,169)
   42,000,000 European Union Euro.................           10/16/07          (56,285,329)
   20,000,000 European Union Euro.................           10/18/07          (26,803,622)
   55,000,000 European Union Euro.................           10/22/07          (73,715,929)
   68,000,000 European Union Euro.................           11/13/07          (91,180,291)
   50,000,000 European Union Euro.................            12/4/07          (67,072,851)
   30,000,000 European Union Euro.................           12/17/07          (40,254,311)
  100,000,000 European Union Euro.................           12/21/07         (134,191,911)
   38,000,000 European Union Euro.................             1/8/08          (51,011,628)
   54,000,000 European Union Euro.................            1/15/08          (72,500,563)
   55,000,000 European Union Euro.................            1/16/08          (73,844,673)
   60,000,000 European Union Euro.................            1/22/08          (80,567,691)
   60,000,000 European Union Euro.................            1/25/08          (80,572,624)
   45,000,000 European Union Euro.................            1/29/08          (60,434,402)
   30,000,000 European Union Euro.................            2/19/08          (40,306,880)
   25,000,000 European Union Euro.................            2/20/08          (33,589,753)
   35,000,000 European Union Euro.................             3/3/08          (47,037,182)
  140,000,000 European Union Euro.................            3/31/08         (188,050,947)
   41,000,000 Great Britain Pound Sterling........            4/19/07          (80,412,636)
   14,250,000 Great Britain Pound Sterling........            4/30/07          (27,947,587)
    6,000,000 Great Britain Pound Sterling........             5/9/07          (11,766,784)
    4,000,000 Great Britain Pound Sterling........            5/16/07           (7,844,201)
   22,000,000 Great Britain Pound Sterling........            6/18/07          (43,133,587)
   28,000,000 Great Britain Pound Sterling........             7/3/07          (54,889,778)
    9,000,000 Great Britain Pound Sterling........            7/23/07          (17,638,553)
    9,000,000 Great Britain Pound Sterling........            8/22/07          (17,631,668)
    9,000,000 Great Britain Pound Sterling........            8/28/07          (17,630,288)
   24,000,000 Great Britain Pound Sterling........            9/12/07          (47,004,814)
   20,000,000 Great Britain Pound Sterling........            9/28/07          (39,161,868)
   26,000,000 Great Britain Pound Sterling........            10/9/07          (50,898,988)
   20,000,000 Great Britain Pound Sterling........           10/16/07          (39,147,468)
    6,000,000 Great Britain Pound Sterling........           10/22/07          (11,742,800)
    9,500,000 Great Britain Pound Sterling........           11/13/07          (18,584,407)
   34,500,000 Great Britain Pound Sterling........           11/26/07          (67,472,802)
   23,000,000 Great Britain Pound Sterling........           12/17/07          (44,962,548)
   11,000,000 Great Britain Pound Sterling........             1/8/08          (21,494,147)
    7,000,000 Great Britain Pound Sterling........            1/22/08          (13,674,174)
   24,000,000 Great Britain Pound Sterling........            1/29/08          (46,876,162)
   20,000,000 Great Britain Pound Sterling........            2/19/08          (39,046,668)
   12,000,000 Great Britain Pound Sterling........            3/31/08          (23,418,770)
  160,000,000 Hong Kong Dollar....................            5/18/07          (20,508,726)
   54,000,000 Hong Kong Dollar....................            7/12/07           (6,933,906)
  230,000,000 Hong Kong Dollar....................            7/23/07          (29,543,084)
   77,000,000 Hong Kong Dollar....................            7/24/07           (9,890,809)

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       42

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2007


                                                             CONTRACT            MARKET
                                                              VALUE              VALUE
CONTRACTS                                                      DATE             (NOTE 2)
---------                                                   ---------           ---------
FORWARD EXCHANGE CONTRACTS TO SELL
  120,000,000 Hong Kong Dollar....................            7/31/07        $ (15,417,497)
   15,000,000 Hong Kong Dollar....................            8/15/07           (1,928,058)
  195,000,000 Hong Kong Dollar....................            8/28/07          (25,074,576)
  180,000,000 Hong Kong Dollar....................            9/28/07          (23,166,967)
  100,000,000 Hong Kong Dollar....................           10/22/07          (12,876,834)
   90,000,000 Hong Kong Dollar....................           12/17/07          (11,602,395)
  100,000,000 Hong Kong Dollar....................             1/8/08          (12,897,342)
  120,000,000 Hong Kong Dollar....................            1/15/08          (15,479,024)
  135,000,000 Hong Kong Dollar....................            2/20/08          (17,426,721)
3,000,000,000 Japanese Yen........................            4/16/07          (25,470,864)
2,300,000,000 Japanese Yen........................            5/11/07          (19,593,121)
1,600,000,000 Japanese Yen........................            5/16/07          (13,638,186)
3,150,000,000 Japanese Yen .......................            5/18/07          (26,856,633)
3,650,000,000 Japanese Yen........................            5/21/07          (31,130,815)
  900,000,000 Japanese Yen........................             6/6/07           (7,691,088)
3,000,000,000 Japanese Yen........................            6/11/07          (25,652,830)
2,200,000,000 Japanese Yen........................            7/23/07          (18,911,680)
7,800,000,000 Japanese Yen........................             8/9/07          (67,195,748)
3,300,000,000 Japanese Yen........................            8/28/07          (28,497,965)
  555,000,000 Japanese Yen........................            9/12/07           (4,802,040)
2,300,000,000 Japanese Yen........................           10/16/07          (19,981,459)
3,000,000,000 Japanese Yen .......................            1/29/08          (26,378,091)
  350,000,000 Mexican Peso........................             4/4/07          (31,777,401)
  170,000,000 Mexican Peso........................            4/16/07          (15,425,943)
  216,000,000 Mexican Peso........................            5/11/07          (19,574,685)
  145,000,000 Mexican Peso........................            5/16/07          (13,136,713)
  132,000,000 Mexican Peso........................            8/28/07          (11,888,240)
  135,000,000 Mexican Peso........................           10/18/07          (12,119,456)
  206,000,000 Mexican Peso........................           12/17/07          (18,417,126)
  130,000,000 Mexican Peso........................             1/8/08          (11,604,907)
  265,000,000 Mexican Peso........................            1/15/08          (23,644,794)
  195,000,000 Mexican Peso........................            1/16/08          (17,397,806)
  145,000,000 Mexican Peso........................            1/29/08          (12,925,301)
  125,000,000 Mexican Peso........................            3/31/08          (11,094,491)
  144,000,000 Norwegian Krone.....................             6/6/07          (23,635,942)
   92,000,000 Norwegian Krone.....................            7/18/07          (15,112,693)
  110,000,000 Norwegian Krone.....................            9/12/07          (18,085,512)
   45,000,000 Norwegian Krone.....................            10/4/07           (7,400,117)
   74,000,000 Norwegian Krone.....................           10/22/07          (12,168,562)
  135,000,000 Norwegian Krone.....................            1/29/08          (22,194,188)
   26,000,000 Singapore Dollar....................            4/27/07          (17,153,338)
   26,000,000 Singapore Dollar....................            7/12/07          (17,237,625)
   11,000,000 Singapore Dollar....................            7/18/07           (7,295,581)
   12,000,000 Singapore Dollar....................            7/23/07           (7,961,308)
   20,000,000 Singapore Dollar....................            7/31/07          (13,275,498)
   22,000,000 Singapore Dollar....................            8/15/07          (14,616,786)
   55,000,000 Singapore Dollar....................            9/12/07          (36,606,291)
   10,000,000 Singapore Dollar....................            9/28/07           (6,662,279)
   18,000,000 Singapore Dollar....................            10/9/07          (11,999,234)
   21,000,000 Singapore Dollar....................           11/13/07          (14,025,646)
   27,000,000 Singapore Dollar....................           11/14/07          (18,033,951)

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       43

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2007


                                                             CONTRACT            MARKET
                                                              VALUE              VALUE
CONTRACTS                                                      DATE             (NOTE 2)
---------                                                   ---------           ---------
FORWARD EXCHANGE CONTRACTS TO SELL
    40,000,000  Singapore Dollar....................          1/15/08        $ (26,806,994)
    13,000,000  Singapore Dollar....................          1/16/08           (8,712,747)
    30,000,000  Singapore Dollar....................          1/25/08          (20,116,179)
    36,000,000  Singapore Dollar....................          1/29/08          (24,144,667)
    22,000,000  Singapore Dollar....................          2/19/08          (14,771,947)
    30,000,000  Singapore Dollar ...................          3/31/08          (20,187,068)
 4,100,000,000  South Korean Won ...................          4/19/07           (4,360,852)
16,757,000,000  South Korean Won ...................          5/11/07          (17,831,812)
 8,000,000,000  South Korean Won ...................          6/18/07           (8,520,155)
22,000,000,000  South Korean Won ...................           7/3/07          (23,437,916)
14,750,000,000  South Korean Won ...................          7/12/07          (15,717,071)
20,000,000,000  South Korean Won ...................           8/6/07          (21,322,644)
32,000,000,000  South Korean Won ...................          8/22/07          (34,127,873)
12,000,000,000  South Korean Won ...................          9/12/07          (12,803,687)
11,250,000,000  South Korean Won ...................          10/4/07          (12,008,554)
28,000,000,000  South Korean Won ...................          10/9/07          (29,890,304)
35,000,000,000  South Korean Won ...................         10/18/07          (37,368,166)
22,300,000,000  South Korean Won ...................         11/13/07          (23,818,594)
30,000,000,000  South Korean Won ...................         12/26/07          (32,064,633)
17,000,000,000  South Korean Won ...................          1/31/08          (18,180,257)
34,000,000,000  South Korean Won ...................           3/7/08          (36,381,135)
    40,000,000  Swedish Krona.......................           5/9/07           (5,714,002)
    26,000,000  Swiss Franc.........................          4/16/07          (21,328,488)
    11,000,000  Swiss Franc.........................          4/19/07           (9,025,908)
    55,000,000  Swiss Franc.........................          4/27/07          (45,160,458)
    33,000,000  Swiss Franc.........................           5/9/07          (27,125,175)
     7,000,000  Swiss Franc.........................          5/11/07           (5,754,854)
    26,000,000  Swiss Franc.........................          5/16/07          (21,384,737)
    23,000,000  Swiss Franc.........................          5/18/07          (18,920,654)
    25,000,000  Swiss Franc.........................          6/18/07          (20,618,574)
    16,500,000  Swiss Franc.........................           7/3/07          (13,624,203)
    20,000,000  Swiss Franc.........................          7/12/07          (16,525,607)
    19,000,000  Swiss Franc.........................          7/18/07          (15,706,568)
    32,000,000  Swiss Franc.........................          7/23/07          (26,463,340)
    24,000,000  Swiss Franc.........................          7/24/07          (19,849,032)
    20,000,000  Swiss Franc.........................          7/31/07          (16,549,770)
    45,000,000  Swiss Franc.........................           8/6/07          (37,254,184)
    20,000,000  Swiss Franc.........................          8/15/07          (16,568,896)
    31,000,000  Swiss Franc.........................          8/28/07          (25,707,538)
    62,000,000  Swiss Franc.........................          9/12/07          (51,474,623)
    72,000,000  Swiss Franc.........................          9/21/07          (59,818,550)
    40,000,000  Swiss Franc.........................          10/1/07          (33,255,944)
    25,000,000  Swiss Franc.........................          10/4/07          (20,788,932)
    25,000,000  Swiss Franc.........................          10/9/07          (20,795,546)
    27,000,000  Swiss Franc.........................         10/16/07          (22,469,198)
    20,000,000  Swiss Franc.........................         10/22/07          (16,650,211)
    37,000,000  Swiss Franc.........................         11/13/07          (30,846,109)
    25,000,000  Swiss Franc.........................          12/4/07          (20,869,917)
    25,000,000  Swiss Franc.........................         12/21/07          (20,892,599)
    34,000,000  Swiss Franc.........................           1/8/08          (28,446,703)
    20,000,000  Swiss Franc.........................          1/15/08          (16,740,865)

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       44

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2007


                                                             CONTRACT            MARKET
                                                              VALUE              VALUE
CONTRACTS                                                      DATE             (NOTE 2)
---------                                                   ---------           ---------
FORWARD EXCHANGE CONTRACTS TO SELL
  13,000,000  Swiss Franc.........................            1/29/08      $   (10,891,339)
  50,000,000  Swiss Franc.........................            1/31/08          (41,895,142)
  25,000,000  Swiss Franc.........................            2/19/08          (20,973,147)
  31,000,000  Swiss Franc.........................             3/3/08          (26,028,447)
  50,000,000  Swiss Franc.........................            3/31/08          (42,053,867)
                                                                           ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $5,982,833,597) .................                         $(6,074,987,745)
                                                                           ===============

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       45

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007

ASSETS
   Investments, at value (Cost $4,583,143,239) (Note 2)
      Securities...............................................   $8,147,778,617
      Repurchase Agreements....................................      251,766,000
                                                                  --------------
   Total Investments...........................................    8,399,544,617
   Cash........................................................              464
   Foreign currency (Cost $3,568,822)..........................        3,568,337
   Unrealized appreciation of forward exchange contracts (Note 2)     36,711,434
   Dividends and interest receivable...........................       23,335,717
   Receivable for Fund shares sold.............................        2,534,318
   Recoverable foreign withholding taxes.......................          589,780
   Receivable for investment securities sold...................          287,893
   Prepaid expense.............................................           44,044
   Receivable for Fund redemption fee proceeds.................           10,694
                                                                   -------------
      TOTAL ASSETS.............................................    8,466,627,298
                                                                   -------------

LIABILITIES
   Unrealized depreciation of forward exchange contracts
      (Note 2) ..................................   $ 127,366,053
   Payable for Fund shares redeemed..............       8,078,775
   Investment advisory fee payable (Note 3)......       5,577,354
   Custodian fees payable (Note 3)...............         675,217
   Transfer agent fees payable (Note 3)..........         350,775
   Administration and accounting fees payable (Note 3)    151,491
   Accrued expenses and other payables...........         738,948
                                                    -------------
      TOTAL LIABILITIES........................................      142,938,613
                                                                  --------------
NET ASSETS.....................................................   $8,323,688,685
                                                                  ==============


NET ASSETS CONSIST OF
   Undistributed net investment income.........................   $   18,857,934
   Accumulated net realized gain on securities, forward exchange
      contracts and foreign  currencies .......................      312,661,784
   Net unrealized  appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets ......    3,725,936,747
   Par value...................................................           25,760
   Paid-in capital in excess of par value......................    4,266,206,460
                                                                  --------------
      TOTAL NET ASSETS.........................................   $8,323,688,685
                                                                  ==============

NET ASSET VALUE, offering and redemption price per share
  ($8,323,688,685/257,601,517 shares of common stock outstanding) $        32.31
                                                                  ==============

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       46

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2007

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $15,984,059).  $  174,429,937
   Interest....................................................      55,976,510
                                                                 --------------
      TOTAL INVESTMENT INCOME..................................     230,406,447
                                                                 --------------

EXPENSES
   Investment advisory fee (Note 3).................. $ 99,292,752
   Custodian fees (Note 3)...........................    4,584,957
   Administration and accounting fees (Note 3).......    2,131,744
   Transfer agent fees (Note 3)......................    1,576,869
   Legal and audit fees..............................      338,370
   Directors' fees and expenses (Note 3).............      241,743
   Other.............................................      914,855
                                                      ------------
      TOTAL EXPENSES...........................................     109,081,290
                                                                 --------------
NET INVESTMENT INCOME..........................................     121,325,157
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
   Net realized gain (loss) on:
      Securities...............................................     586,210,139
      Forward exchange contracts...............................     (55,246,810)
      Foreign currencies and net other assets..................         668,189
                                                                 --------------
   Net realized gain on investments during the year............     531,631,518
                                                                 --------------
   Net unrealized appreciation (depreciation) of:
      Securities...............................................     765,038,415
      Forward exchange contracts...............................    (225,937,535)
      Foreign currencies and net other assets..................         311,146
                                                                 --------------
   Net unrealized appreciation of investments during the year..     539,412,026
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................   1,071,043,544
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........  $1,192,368,701
                                                                 ==============

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       47

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED        YEAR ENDED
                                                                       3/31/2007        3/31/2006
                                                                     -------------    -------------
Net investment income ............................................  $  121,325,157   $   96,138,314
Net realized gain on securities, forward exchange
   contracts and currency transactions during the year ...........     531,631,518      126,421,388
Net unrealized appreciation of securities, forward exchange
   contracts, foreign currencies and net other assets
   during the year ...............................................     539,412,026    1,132,302,460
                                                                    --------------   --------------
Net increase in net assets resulting from operations .............   1,192,368,701    1,354,862,162
Distributions:
Dividends to shareholders from net investment income .............    (113,448,043)    (101,574,100)
Distributions to shareholders from net realized gain
   on investments ................................................     (92,487,665)              --
Net increase (decrease) in net assets from Fund share
   transactions ..................................................    (723,921,015)     100,186,840
Redemption Fees ..................................................         214,209          165,643
                                                                    --------------   --------------
Net increase in net assets .......................................     262,726,187    1,353,640,545
NET ASSETS
Beginning of year ................................................   8,060,962,498    6,707,321,953
                                                                    --------------   --------------
End of year (including undistributed net investment
   income of $18,857,934 and $11,843,914, respectively) ..........  $8,323,688,685   $8,060,962,498
                                                                    ==============   ==============

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       48

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each year.

                                               YEAR        YEAR         YEAR        YEAR        YEAR
                                              ENDED       ENDED        ENDED       ENDED       ENDED
                                             3/31/07     3/31/06      3/31/05     3/31/04     3/31/03
                                             -------     -------      -------     -------     -------
Net asset value, beginning of year           $ 28.56     $ 24.08      $ 21.23     $ 14.44     $ 19.79
                                             -------     -------      -------     -------     -------
Income from investment operations:
Net investment income                           0.47        0.34         0.31(c)     0.20        0.19
Net realized and unrealized gain (loss)
   on investments                               4.06        4.51         2.81        6.78       (5.07)
                                             -------     -------      -------     -------     -------
       Total from investment
         operations                             4.53        4.85         3.12        6.98       (4.88)
                                             -------     -------      -------     -------     -------
Distributions:
Dividends from net investment
   income                                      (0.43)      (0.37)       (0.27)      (0.20)      (0.20)
Distributions from net
   realized gains                              (0.35)         --           --          --       (0.27)
                                             -------     -------      -------     -------     -------
      Total distributions                      (0.78)      (0.37)       (0.27)      (0.20)      (0.47)
                                             -------     -------      -------     -------     -------
Redemption fees                                 0.00(b)     0.00(b)      0.00(b)     0.01          --
                                             -------     -------      -------     -------     -------
Net asset value, end of year                 $ 32.31     $ 28.56     $  24.08     $ 21.23     $ 14.44
                                             =======     =======     ========     =======     =======
Total return (a)                               16.01%      20.24%       14.75%      48.53%     (24.86)%
                                             =======     =======     ========     =======     =======
Ratios/Supplemental Data:
Net assets, end of year (in 000s)         $8,323,689  $8,060,962   $6,707,322  $5,352,702  $3,736,624
Ratio of operating expenses to
   average net assets                           1.37%       1.38%        1.39%       1.39%       1.37%
Ratio of net investment income to
   average net assets                           1.53%       1.33%        1.41%(c)    1.08%       1.17%
Portfolio turnover rate                           13%          6%          13%          8%          8%

------------
(a) Total return  represents  aggregate total return for the periods  indicated.
(b) Amount represents less than $0.01 per share.
(c) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.78% per share.

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------
                                       49

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Tweedy, Browne Global Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the United States (US) Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on June 15, 1993. The Fund seeks long-term capital growth by investing primarily in foreign securities that Tweedy, Browne Company LLC ("Tweedy, Browne" or the "Investment Adviser") believes are undervalued.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market

--------------------------------------------------------------------------------
                                       50

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                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing obtained by pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and

--------------------------------------------------------------------------------
                                       51

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Large, nonrecurring dividends recognized by the Fund are presented separately on the Statement of Operations as "special dividends" and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the year ended March 31, 2007 the Fund reimbursed Tweedy, Browne Company LLC $1,107 for such transaction charges.

--------------------------------------------------------------------------------
                                       52

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The character of distributions paid on a tax basis during December 2006 for fiscal year 2007 and December 2005 for fiscal year 2006 is as follows:

                                           2007              2006
Distributions paid from:
Investment Income                    $113,448,043      $  101,574,100
Short-term capital gain                        --                  --
                                     ------------      --------------
Ordinary Income                       113,448,043         101,574,100
Long-term capital gain                 92,487,665                  --
                                     ------------      --------------
      Total Distributions            $205,935,708      $  101,574,100
                                     ============      ==============

     As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income        $   19,084,197
Undistributed realized gain             224,805,867
Unrealized appreciation               3,818,746,498
                                     --------------
      Total                          $4,062,636,562
                                     ==============

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
                                       53

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

3. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne. Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the year ended March 31, 2007, Tweedy, Browne received $99,292,752.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $99.6 million of their own money invested in the Fund, as of March 31, 2007.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Fund and the Tweedy, Browne Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                         $1 BILLION       $5 BILLION
                           UP TO            AND             AND        EXCEEDING
                         $1 BILLION     $5 BILLION     $10 BILLION   $10 BILLION
--------------------------------------------------------------------------------
Administration Fees       0.0300%         0.0180%          0.0100%      0.0090%
--------------------------------------------------------------------------------
Accounting Fees           0.0075%         0.0060%          0.0050%      0.0040%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       54

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     Prior to January 1, 2007, the administration fee and fund accounting fee were computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Fund and the Tweedy, Browne Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $500 MILLION     $1 BILLION
                           UP TO            AND             AND       EXCEEDING
                       $500 MILLION      $1 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Administration Fees       0.0600%         0.0400%          0.0200%      0.0150%
================================================================================
--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                         $100 MILLION   $2 BILLION
                          UP TO              AND            AND        EXCEEDING
                       $100 MILLION      $2 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees          0.0300%           0.0100%         0.0075%      0.0060%
================================================================================

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $75,000 annually to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee of $75,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne Value Fund. The current allocation ratio is 80% of the annual fee paid by the Fund and 20% paid by Tweedy, Browne Value Fund. Total Directors' fees paid by the Fund for the year ended March 31, 2007, excluding any out-of-pocket expenses, were $240,000.

     Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly- owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. also serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

4.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2007, aggregated $880,959,095 and $949,557,394, respectively.

--------------------------------------------------------------------------------
                                       55

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     At March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was
$3,933,649,031 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $114,902,533.

5.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 600,000,000 of the unissued shares have been designated as shares of the Fund. Redemptions from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. Changes in shares outstanding for the Fund were as follows:

--------------------------------------------------------------------------------
                         YEAR ENDED 3/31/07               YEAR ENDED 3/31/06
                      SHARES         AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------
Sold                21,616,948  $  640,713,070     41,050,051  $ 1,056,646,129
Reinvested           6,186,427     191,284,317      3,505,493       92,545,016
Redeemed           (52,475,756) (1,555,918,402)   (40,780,035)  (1,049,004,305)
--------------------------------------------------------------------------------
Net Increase/
(Decrease)         (24,672,381) $ (723,921,015)     3,775,509  $   100,186,840
--------------------------------------------------------------------------------

6.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, seizure, political and social instability and diplomatic developments.

--------------------------------------------------------------------------------
                                       56

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At March 31, 2007, the Fund did not have any securities out on loan.

8.   NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

     In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

--------------------------------------------------------------------------------
                                       57

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
REPORT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tweedy, Browne Global Value Fund and the Board of Directors of Tweedy, Browne Fund Inc.:

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tweedy, Browne Global Value Fund (the "Fund", a series of Tweedy, Browne Fund Inc.) at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

      The financial statements and financial highlights of the Fund for the periods ended on or before March 31, 2004 were audited by other independent accountants whose report dated May 10, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

/S/PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2007
--------------------------------------------------------------------------------
                                       58

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

YEAR ENDED MARCH 31, 2007
1.   TAX INFORMATION

     For the fiscal year ended March 31, 2007, the amount of long-term capital gain designated by the Fund was $305,405,465, which is taxable at a 20% rate gain for federal income tax purposes.

     Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2007, 0.496% qualify for the dividend received deduction available to corporate shareholders.

     For the fiscal year ended March 31, 2007, 100% of the distributions paid by the Fund qualifies for the 15% dividend tax rate.

     If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund may elect to pass through to its shareholders credits for foreign taxes paid.

     For the fiscal year ended March 31, 2007, the Fund derived $169,069,131 of gross income from foreign sources and paid foreign taxes of $15,770,197 (representing $0.6563 and $0.0612 per share, respectively).

2.   PORTFOLIO INFORMATION

     The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

3.   PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

--------------------------------------------------------------------------------
                                       59

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

4.   DIRECTORS AND OFFICERS INFORMATION

     Information pertaining to the Directors and officers* of the Company is set forth on the following pages. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.


--------------------------------------------------------------------------------
                                       60

                               [GRAPHIC OMITTED]
                                MAP OF THE WORLD
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN       OTHER
                            TERM OF                                         FUND         TRUSTEESHIPS/
                           OFFICE AND                                     COMPLEX        DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY  TIME SERVED(1)    DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
                             DISINTERESTED DIRECTORS

Paul F. Balser              6 years          Partner, Ironwood                 2       Director, Janus
Ironwood Partners, LLC                       Manufacturing Fund, LP                    Capital Group,
420 Lexington Avenue                         (private equity                            Inc. (asset
New York, NY 10170                           investments), since 2003;                   management)
Age: 65, Director                            Partner, Ironwood
                                             Partners LLC (private
                                             equity investments),
                                             since December 2001;
                                             Partner, Generation
                                             Partners (private equity
                                             investments) from
                                             August 1995 to
                                             September 30, 2004.
-----------------------------------------------------------------------------------------------------
Bruce A. Beal               13 years         Partner and Chairman,             2            None
The Beal Companies                           The Beal Companies
177 Milk Street                              (real estate development
Boston, MA 02109                             and investment
Age: 70, Director                            companies); Real estate
                                             consultant.
-----------------------------------------------------------------------------------------------------
John C. Hover II             4 years         Executive Vice President,         2          Director,
PO Box 676                                   United States Trust                     Excelsior Private
Buckingham, PA 18912                         Company of New York;                     Equity Fund II,
Age: 63, Director                            Retired since 2001.                      Inc.; Director,
                                                                                      Excelsior Venture
                                                                                        Partners III,
                                                                                       LLC; Director,
                                                                                     Excelsior Venture
                                                                                     Investors III, LLC
-----------------------------------------------------------------------------------------------------
Richard B. Salomon          12 years         Partner, Wolf, Block,             2            None
Wolf, Block, Schorr                          Schorr and Solis-Cohen
& Solis-Cohen LLP                            LLP (law firm) since
250 Park Avenue                              April 2005. Previously
New York, NY 10177                           Partner, Salans (law firm)
Age: 59, Director                            since prior to 2000.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       61

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN       OTHER
                            TERM OF                                         FUND         TRUSTEESHIPS/
                           OFFICE AND                                     COMPLEX        DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY  TIME SERVED(1)    DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
                             INTERESTED DIRECTOR 2

Christopher H. Browne3    13 years          Managing Director,                 2            Director,
Tweedy, Browne                              Tweedy, Browne                            AmericanCompany LLC
Company LLC                                                                                 Atlantic
350 Park Avenue                                                                             Company
New York, NY 10022
Age: 60, Chairman and
President
-----------------------------------------------------------------------------------------------------
                         OFFICERS WHO ARE NOT DIRECTORS

William H. Browne3        13 years          Managing Director,               N/A               N/A
Tweedy, Browne                              Tweedy, Browne
Company LLC                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 62, Vice President
-----------------------------------------------------------------------------------------------------
Patricia A. Rogers        2 years           Chief Compliance                 N/A               N/A
Tweedy, Browne                              Officer of the Funds
Company LLC                                 since June 2004;
350 Park Avenue                             Associate General
New York, NY 10022                          Counsel, Tweedy, Browne
Age: 40, Chief Compliance                   Company LLC
Officer
-----------------------------------------------------------------------------------------------------
M. Gervase Rosenberger    13 years          Executive Vice                   N/A               N/A
Tweedy, Browne                              President, Tweedy,
Company LLC                                 Browne Company LLC
350 Park Avenue                             since 2001; General
New York, NY 10022                          Counsel and Chief
Age: 56, Chief Operating                    Compliance Officer,
Officer, Vice President and                 Tweedy, Browne Secretary
                                            Company LLC until
                                            2001
-----------------------------------------------------------------------------------------------------
John D. Spears            13 years          Managing Director,               N/A               N/A
Tweedy, Browne                              Tweedy, Browne
Company LLC                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 58, Vice President

--------------------------------------------------------------------------------
                                       62

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN       OTHER
                            TERM OF                                         FUND         TRUSTEESHIPS/
                           OFFICE AND                                     COMPLEX        DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY  TIME SERVED(1)    DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
Robert Q. Wyckoff, Jr.     4 years          Managing Director,               N/A           N/A
Tweedy, Browne                              Tweedy, Browne
Company LLC                                 Company LLC
350 Park Avenue
New York, NY 10022
Age: 54, Treasurer

------------
*  The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
1  Directors and officers serve for an indefinite term until the earliest of their: (i) removal, (ii) resignation or (iii) death.
2  "Interested person" of the Company as defined in the 1940 Act. Mr. Christopher H. Browne is an "interested person" because of his affiliation with Tweedy, Browne Company LLC, which acts as the Company's investment adviser and distributor.
3  Mr. Christopher H. Browne and Mr. William H. Browne are brothers.

--------------------------------------------------------------------------------
                                       63

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
EXPENSE INFORMATION

     A shareholder of the Fund incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2006 to March 31, 2007.

     ACTUAL EXPENSES The first line of the table on the following page provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table on the following page are meant to highlight a shareholder's ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds.
--------------------------------------------------------------------------------
                                       64

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
EXPENSE INFORMATION

                           BEGINNING          ENDING        EXPENSES PAID DURING
                         ACCOUNT VALUE     ACCOUNT VALUE          PERIOD*
                            10/1/06           3/31/07        10/1/06-3/31/07
--------------------------------------------------------------------------------
Actual                      $1,000            $1,051              $7.07
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses) $1,000            $1,018              $6.94
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.38%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182 DAYS IN THE MOST RECENT FISCAL HALF-YEAR, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------
                                       65

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS

March 31, 2007

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                         TWEEDY, BROWNE VALUE FUND VS.
                 STANDARD & POOR'S 500 STOCK INDEX ("S&P 500")
                             12/8/93 HROUGH 3/31/07

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            TWEEDY BROWNE
DATE     AMERICAN VALUE FUND*     INDEX: S&P 500 500*

11/8/93        10,000.00              10,000.00
3/31/94         9,710.00               9,737.00
9/30/94        10,260.00              10,256.00
3/31/95        10,779.80              11,253.00
9/30/95        13,064.60              13,307.00
3/31/96        14,519.90              14,865.00
9/30/96        15,170.20              16,013.00
3/31/97        17,096.60              17,813.00
9/30/97        21,997.90              22,489.00
3/31/98        24,985.40              26,362.00
9/30/98        21,992.30              24,524.00
3/31/99        24,712.10              31,229.00
9/30/99        25,716.00              31,342.00
3/31/00        25,017.90              36,831.00
9/30/00        28,027.60              35,506.00
3/31/01        28,723.50              28,847.00
9/30/01        27,728.00              26,054.00
3/31/02        30,087.00              28,917.00
9/30/02        23,514.90              20,716.00
3/31/03        23,720.00              21,757.00
9/30/03        27,625.00              25,770.00
3/31/04        31,341.00              29,398.00
9/30/04        31,096.00              29,345.00
3/31/05        32,650.00              31,365.00
9/30/05        33,855.00              32,941.00
3/31/06        35,071.00              35,043.00
9/30/06        36,950.00              39,189.00
3/31/07        38,845.00              38,761.00

--------------------------------------------------------------------------------
THE S&P 500 IS AN INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND OVER-THE-COUNTER MARKET AND INCLUDES THE REINVESTMENT OF DIVIDENDS.

------------------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN*                       AGGREGATE TOTAL RETURN*
        ---------------------------                        ----------------------
                                                                         YEAR    INCEPTION
                                          WITHOUT                        ENDED   (12/8/93)
THE FUND               ACTUAL             WAIVERS                       3/31/07   3/31/07
--------               ------             -------                       -------  ---------
  Inception (12/8/93)
    through 3/31/07     10.73%              10.66%       The Fund        10.76%    288.46%
  Year Ended 3/31/07    10.76%              10.76%       S&P 500         11.83%    287.61%

--------------------------------------------------------------------------------
NOTE:- -THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
     OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

*    ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------
                                       66

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS

March 31, 2007

      In accordance with rules and guidelines set out by the United States (US) Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Value Fund to the historical investment results of the most appropriate broad-based securities market index, the Standard & Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. However, the historical results of the S&P 500 in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the S&P 500 by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the


--------------------------------------------------------------------------------
                                       67

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PERSPECTIVE ON ASSESSING INVESTMENT RESULTS

future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years. Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

--------------------------------------------------------------------------------
                                       68

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------

              COMMON STOCK - DOMESTIC--65.0%
              AUTOMOTIVE PARTS--0.5%
      45,780  Dollar Thrifty Automotive Group Inc. +..............  $  2,336,611
                                                                    ------------

              BANKING--11.9%
     213,245  Bank of America Corporation ........................    10,879,760
     306,169  PNC Financial Services Group Inc. ..................    22,034,983
     425,495  Popular Inc. .......................................     7,046,197
     620,600  Wells Fargo & Company ..............................    21,367,258
                                                                    ------------
                                                                      61,328,198
                                                                    ------------

              BASIC INDUSTRIES--1.5%
     185,088  Rayonier Inc., REIT ................................     7,958,784
                                                                    ------------

              BROADCAST, RADIO AND TV--4.7%
     958,590  Comcast Corporation, Special Class A +..............    24,415,287
                                                                    ------------

              CHEMICALS--0.2%
      39,535  Stepan Company .....................................     1,037,794
                                                                    ------------

              COMPUTER SERVICES--0.8%
     153,974  Electronic Data Systems Corporation ................     4,262,000
                                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--11.8%
     337,358  American Express Company ...........................    19,026,991
     544,736  Federated Investors Inc., Class B ..................    20,002,706
     268,515  Freddie Mac ........................................    15,973,957
      87,124  MBIA Inc. ..........................................     5,705,751
                                                                    ------------
                                                                      60,709,405
                                                                    ------------

              ENERGY--0.1%
      10,000  ConocoPhillips .....................................       683,500
                                                                    ------------

              FOOD AND BEVERAGES--0.2%
      15,200  Anheuser-Busch Companies, Inc. .....................       766,992
                                                                    ------------

              HEALTH CARE--1.4%
      59,500  Bausch & Lomb, Inc. ................................     3,044,020
      69,124  Johnson & Johnson ..................................     4,165,412
                                                                    ------------
                                                                       7,209,432
                                                                    ------------

              INSURANCE--21.0%
     293,361  American International Group, Inc. .................    19,719,726
      70,462  American National Insurance Company ................     9,014,204
     368,836  Great American Financial Resources Inc. ............     9,029,105
     357,000  Leucadia National Corporation ......................    10,502,940
      74,245  National Western Life Insurance Company, Class A ...    18,175,176

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                       MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------

              COMMON STOCK - DOMESTIC
              INSURANCE--(CONTINUED)
     253,376  Torchmark Corporation ..............................  $ 16,618,932
     386,396  Transatlantic Holdings Inc. ........................    25,162,108
                                                                    ------------
                                                                     108,222,191
                                                                    ------------

              MEDIA--2.0%
     895,545  Sun-Times Media Group Inc., Class A ................     4,441,903
     174,005  Tribune Company ....................................     5,587,301
                                                                    ------------
                                                                      10,029,204
                                                                    ------------

              REAL ESTATE--0.4%
      55,225  Ramco-Gershenson Properties Trust, REIT ............     1,972,085
                                                                    ------------

              RETAIL--6.7%
     330,342  Home Depot, Inc. ...................................    12,136,765
     251,579  UniFirst Corporation ...............................     9,653,086
     276,425  Wal-Mart Stores, Inc. ..............................    12,978,154
                                                                    ------------
                                                                      34,768,005
                                                                    ------------

              TELECOMMUNICATIONS--0.2%
      71,884  Citizens Communications Company ....................     1,074,666
                                                                    ------------

              TRANSPORTATION--1.6%
     164,671  Con-Way, Inc. ......................................     8,207,203
                                                                    ------------

              TOTAL COMMON STOCK - DOMESTIC(COST $171,882,600)....   334,981,357
                                                                    ------------

              COMMON STOCK - FOREIGN--26.8%
              FRANCE--1.9%
     220,000  Sanofi-Aventis, ADR ................................     9,572,200
                                                                    ------------

              JAPAN--0.1%
      19,500  Shikoku Coca-Cola Bottling Company Ltd. ............       222,291
                                                                    ------------

              NETHERLANDS--10.3%
     389,179  ABN AMRO Holding NV, Sponsored ADR .................    16,742,480
     608,000  Heineken Holding NV ................................    26,821,506
     323,571  Unilever NV, ADR ...................................     9,454,745
                                                                    ------------
                                                                      53,018,731
                                                                    ------------

              SOUTH KOREA--2.1%
     467,163  SK Telecom Company, Ltd., ADR ......................    10,940,957
                                                                    ------------

              SWITZERLAND--6.3%
     337,400  Nestle SA, Registered, Sponsored ADR ...............    32,698,750
                                                                    ------------


------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 2007

                                                                      MARKET
                                                                       VALUE
   SHARES                                                            (NOTE 2)
 ----------                                                        ------------
              COMMON STOCK - FOREIGN
              UNITED KINGDOM--6.1%
     276,000  Diageo PLC, Sponsored ADR ..........................  $ 22,342,200
     308,880  Unilever PLC, Sponsored ADR ........................     9,288,022
                                                                    ------------
                                                                      31,630,222
                                                                    ------------

              TOTAL COMMON STOCK - FOREIGN
              (COST $66,494,138)..................................   138,083,151
                                                                    ------------

     FACE
    VALUE
  ----------

              U.S. TREASURY BILLS--5.0%
$ 21,800,000  4.970% ** due 5/10/07 ..............................    21,685,175
   1,500,000  4.930% ** due 5/24/07 ++............................     1,489,341
   2,500,000  4.890% ** due 8/23/07 ++............................     2,451,490
                                                                    ------------
              TOTAL U.S. TREASURY BILLS
              (COST $25,621,825)..................................    25,626,006
                                                                    ------------

              REPURCHASE AGREEMENTS--3.5%

   3,391,000  Agreement with UBS Warburg LLC, 5.100% dated 3/30/07, to be repurchased at $3,392,441 on 4/2/07,
              collateralized by $3,391,000 U.S. Treasury Bond,
              8.125% due 5/15/21 (market value $3,459,378) .......    3,391,000
  15,000,000  Agreement with Barclays Bank, 5.120% dated 3/30/07, to be repurchased at $15,006,400 on 4/2/07,
              collateralized by $15,000,000 U.S. Treasury Bond,
              4.580% due 5/15/13 (market value $15,300,000) ......   15,000,000
                                                                   ------------

              TOTAL REPURCHASE AGREEMENTS
              (COST $18,391,000)..................................   18,391,000
                                                                   ------------
TOTAL INVESTMENTS (COST $282,389,563*)..................    100.3%  517,081,514
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)......     (0.4)   (2,042,797)
OTHER ASSETS AND LIABILITIES (NET)......................      0.1       487,855
                                                            -----  ------------
NET ASSETS..............................................    100.0% $515,526,572
                                                            =====  ============
-----------------
  *      AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $282,389,566.
 **      RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +      NON-INCOME PRODUCING SECURITY.
 ++ AT MARCH 31, 2007, LIQUID ASSETS TOTALLING $3,940,831 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR-AMERICAN DEPOSITORY RECEIPT.
REIT-REAL ESTATE INVESTMENT TRUST.

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (Unaudited)
March 31, 2007


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Banking ..........................  15%
Basic Industries .................   2%
Broadcast, Radio and TV ..........   5%
Computer Services ................   1%
Diviersified Financial Services ..  12%
Food and Beverages ...............  20%
Health Care ......................   1%
Insurance ........................  21%
Media ............................   2%
Pharmaceuticals ..................   2%
Retail ...........................   7%
Telecommunications ...............   2%
Transportation ...................   2%
Cash Equivalents .................   8%

AUTOMOTIVE PARTS - 0%+
CHEMICALS - 0%+
ENERGY - 0%+
REAL ESTATE - 0%+

+ AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS



------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

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                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2007


                                                             CONTRACT            MARKET
                                                              VALUE              VALUE
CONTRACTS                                                      DATE             (NOTE 2)
---------                                                   ---------           ---------
FORWARD EXCHANGE CONTRACTS TO SELL
      900,000  European Union Euro.................            7/10/07        $   (1,202,693)
    7,200,000  European Union Euro.................            7/18/07            (9,623,944)
    1,500,000  European Union Euro.................            8/28/07            (2,007,552)
    6,000,000  European Union Euro.................            10/4/07            (8,038,809)
    3,000,000  European Union Euro.................           11/14/07            (4,022,741)
    1,900,000  European Union Euro.................           12/17/07            (2,549,440)
      750,000  European Union Euro.................             1/8/08            (1,006,808)
    4,000,000  European Union Euro.................            1/22/08            (5,371,179)
    1,500,000  European Union Euro.................             3/3/08            (2,015,879)
    1,650,000  European Union Euro.................            3/31/08            (2,216,315)
    4,400,000  Great Britain Pound Sterling........            4/19/07            (8,629,649)
    2,500,000  Great Britain Pound Sterling........             5/9/07            (4,902,827)
      600,000  Great Britain Pound Sterling........           12/17/07            (1,172,936)
   43,000,000  Japanese Yen........................             8/9/07              (370,438)
9,850,000,000  South Korean Won....................             3/7/08           (10,539,829)
    1,000,000  Swiss Franc.........................            4/12/07              (820,046)
    3,500,000  Swiss Franc.........................             5/9/07            (2,876,913)
    2,500,000  Swiss Franc ........................            7/18/07            (2,066,654)
    2,000,000  Swiss Franc.........................            8/28/07            (1,658,551)
    3,000,000  Swiss Franc.........................            10/4/07            (2,494,672)
    2,000,000  Swiss Franc.........................            1/25/08            (1,675,161)
    5,000,000  Swiss Franc ........................             3/3/08            (4,198,137)
                                                                              --------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $77,418,376)                                                 $  (79,461,173)
                                                                              ==============

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

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TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007

ASSETS
   Investments, at value (Cost $282,389,563) (Note 2)
      Securities ..............................................  $   498,690,514
      Repurchase Agreements....................................       18,391,000
                                                                 ---------------
   Total Investments...........................................      517,081,514
   Cash........................................................              833
   Foreign currency (Cost $11).................................               11
   Receivable for investment securities sold...................          864,923
   Dividends and interest receivable...........................          486,830
   Unrealized appreciation of forward exchange contracts (Note 2)        160,126
   Receivable for Fund shares sold.............................           18,338
   Prepaid expense.............................................            3,057
                                                                 ---------------
      TOTAL ASSETS.............................................      518,615,632
                                                                 ---------------
LIABILITIES
   Unrealized depreciation of forward exchange
      contracts (Note 2)                             $  2,202,923
   Payable for Fund shares redeemed..............         418,762
   Investment advisory fee payable (Note 3)......         350,105
   Transfer agent fees payable (Note 3)..........          28,990
   Administration and accounting fees payable
      (Note 3) ..................................           9,776
   Custodian fees payable (Note 3)...............           5,646
   Accrued expenses and other payables...........          72,858
                                                     ------------
      TOTAL LIABILITIES........................................        3,089,060
                                                                 ---------------
NET ASSETS.....................................................  $   515,526,572
                                                                 ===============
NET ASSETS CONSIST OF
   Undistributed net investment loss...........................  $            --
   Accumulated net realized gain on securities,  forward
       exchange  contracts and foreign  currencies ............       22,256,587
   Net unrealized  appreciation  of securities, forward
       exchange contracts, foreign currencies and net
       other assets ...........................................      232,649,153
   Par value...................................................            2,091
   Paid-in capital in excess of par value......................      260,618,741
                                                                 ===============
      TOTAL NET ASSETS.........................................  $   515,526,572
                                                                 ===============
NET ASSET VALUE, offering and redemption price per share
($515,526,572/20,913,488 shares of common stock outstanding) ..  $         24.65
                                                                 ===============


------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2007

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $46,006).....  $    8,547,230
   Interest....................................................       2,993,163
                                                                ---------------
      TOTAL INVESTMENT INCOME..................................      11,540,393
                                                                ---------------
EXPENSES
   Investment advisory fee (Note 3).................. $  6,615,809
   Transfer agent fees (Note 3)......................      242,754
   Administration and accounting fees (Note 3).......      143,863
   Custodian fees (Note 3)...........................       67,970
   Directors' fees and expenses (Note 3).............       60,098
   Legal and audit fees..............................       29,905
   Other.............................................      140,735
                                                      ------------
      TOTAL EXPENSES...........................................       7,301,134
                                                                ---------------
NET INVESTMENT INCOME..........................................       4,239,259
                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
   Net realized gain (loss) on:
      Securities...............................................      49,050,481
      Forward exchange contracts...............................        (409,471)
      Foreign currencies and net other assets..................           3,918
                                                                ---------------
   Net realized gain on investments during the year............      48,644,928
                                                                ---------------
   Net unrealized appreciation (depreciation) of:
      Securities...............................................       5,145,912
      Forward exchange contracts...............................      (3,958,718)
      Foreign currencies and net other assets..................              30
                                                                ---------------
   Net unrealized appreciation of investments during the year..       1,187,224
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................      49,832,152
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........  $   54,071,411
                                                                ===============


------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED     YEAR ENDED
                                                       3/31/2007     3/31/2006
                                                     ------------  ------------
Net investment income............................... $  4,239,259  $  6,531,735
Net realized gain on securities, forward exchange
  contracts and currency transactions during the year  48,644,928    33,713,517

Net unrealized appreciation of securities, forward
  exchange contracts, foreign currencies and net
  other assets during the year .....................    1,187,224     3,177,425
                                                     ------------  ------------
Net increase in net assets resulting from operations   54,071,411    43,422,677
Distributions:
Dividends to shareholders from net investment income   (5,549,495)   (7,557,544)
Distributions to shareholders from net realized
  gain on investments ..............................  (39,621,758)  (42,642,868)
Net decrease in net assets from Fund share
  transactions .....................................  (41,542,642) (104,130,103)
                                                     ------------  ------------
Net decrease in net assets..........................  (32,642,484) (110,907,838)
NET ASSETS

Beginning of year...................................  548,169,056   659,076,894
                                                     ------------  ------------
End of year (including undistributed net investment
  income of $0 and $1,277,842, respectively) ....... $515,526,572  $548,169,056
                                                     ============  ============

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Fund share outstanding throughout each year.

                                               YEAR        YEAR         YEAR        YEAR        YEAR
                                              ENDED       ENDED        ENDED       ENDED       ENDED
                                             3/31/07     3/31/06      3/31/05     3/31/04     3/31/03
                                             -------     -------      -------     -------     -------
Net asset value, beginning of year ......    $ 24.27     $ 24.67      $ 24.38     $ 18.53     $ 24.08
                                             -------     -------      -------     -------     -------
Income from investment operations:
Net investment income....................       0.21        0.30(b)      0.35(c)     0.27        0.13
Net realized and unrealized gain
   (loss) on investments ................       2.38        1.49         0.69        5.68       (5.21)
                                             -------     -------      -------     -------     -------
       Total from investment operations .       2.59        1.79         1.04        5.95       (5.08)
                                             -------     -------      -------     -------     -------
Distributions:
Dividends from net investment income ....      (0.27)      (0.33)       (0.39)      (0.10)      (0.10)
Distributions from net realized gains ...      (1.94)      (1.86)       (0.36)         --       (0.37)
                                             -------     -------      -------     -------     -------
      Total distributions................      (2.21)      (2.19)       (0.75)      (0.10)      (0.47)
                                             -------     -------      -------     -------     -------
Net asset value, end of year ............    $ 24.65     $ 24.27      $ 24.67     $ 24.38     $ 18.53
                                             =======     =======      =======     =======     =======
Total return (a).........................      10.76%       7.41%        4.18%      32.13%     (21.16)%
                                             =======     =======      =======     =======     =======
Ratios/Supplemental Data:
Net assets, end of year (in 000s) .......   $515,527    $548,169     $659,077    $728,668    $659,884
Ratio of operating expenses to
   average net assets ...................       1.38%       1.36%        1.37%       1.38%       1.36%
Ratio of net investment income
   to average net assets ................       0.80%       1.08%(b)     1.30%(c)    1.09%       0.59%
Portfolio turnover rate .................          9%          9%           4%          3%          8%

-------------
(a) Total return represents aggregate total return for the periods indicated.
(b) For year ended 3/31/06, investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.88% per share.
(c) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.

------------------------- SEE NOTES TO FINANCIAL STATEMENTS --------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Tweedy, Browne Value Fund (the "Fund") (formerly, Tweedy, Browne American Value Fund) is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the United States (US) Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on December 8, 1993. The Fund seeks long-term capital growth by investing primarily in U.S. and foreign securities that Tweedy, Browne Company LLC ("Tweedy, Browne" or the "Investment Adviser") believes are undervalued.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing obtained by pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "special dividends" and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the year ended March 31, 2007 the Fund reimbursed Tweedy, Browne Company LLC $3,244 for such transaction charges.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
                                 MAP OF AMERICA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The character of distributions paid on a tax basis during December 2006 for fiscal year 2007 and December 2005 for fiscal year 2006 is as follows:

                                           2007              2006

Distributions paid from:
Investment Income                    $    5,521,019     $   7,557,544
Short-term capital gain                     230,023         1,603,115
                                     --------------     --------------
Ordinary Income                           5,751,042         9,160,659
Long-term capital gain                   39,420,211        41,039,753
                                     --------------     --------------
      Total Distributions            $   45,171,253     $  50,200,412
                                     ==============     ==============

     As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income        $           --
Undistributed realized gain              20,213,793
Unrealized appreciation                 234,691,948
                                     --------------
      Total                          $  254,905,741
                                     ==============

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

3. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne. Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the year ended March 31, 2007, Tweedy, Browne received $6,615,809.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $48.4 million of their own money invested in the Fund, as of March 31, 2007.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Fund and the Tweedy, Browne Global Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                                           BETWEEN        BETWEEN
                                         $1 BILLION     $5 BILLION
                           UP TO             AND            AND       EXCEEDING
                         $1 BILLION      $5 BILLION     $10 BILLION  $10 BILLION
--------------------------------------------------------------------------------
Administration Fees       0.0300%           0.0180%       0.0100%      0.0090%
================================================================================
Accounting Fees           0.0075%           0.0060%       0.0050%      0.0040%
================================================================================

     Prior to January 1, 2007, the administration fee and fund accounting fee were computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Fund and the Tweedy, Browne Global Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                           BETWEEN          BETWEEN
                                         $500 MILLION     $1 BILLION
                            UP TO            AND             AND       EXCEEDING
                         $500 MILLION     $1 BILLION      $4 BILLION  $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.0600%         0.0400%          0.0200%      0.0150%
================================================================================

--------------------------------------------------------------------------------
                                            BETWEEN         BETWEEN
                                          $100 MILLION    $2 BILLION
                            UP TO             AND             AND     EXCEEDING
                         $100 MILLION      $2 BILLION     $4 BILLION  $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees            0.0300%           0.0100%        0.0075%      0.0060%
================================================================================

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $75,000 annually to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee of $75,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne Global Value Fund. The current allocation ratio is 20% of the annual fee paid by the Fund and 80% paid by Tweedy, Browne Global Value Fund. Total Directors' fees paid by the Fund for the year ended March 31, 2007, excluding any out-of-pocket expenses, were $60,000.

     Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly- owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. also serves as the

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

4.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2007, aggregated $41,435,472 and $100,553,290, respectively.

     At March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $240,835,322 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,143,374.

5.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

----------------------------------------------------------------------------
                        YEAR ENDED 3/31/07           YEAR ENDED 3/31/06
                      SHARES         AMOUNT        SHARES          AMOUNT
----------------------------------------------------------------------------
Sold                   710,487   $   17,777,508      808,902   $  19,954,116
Reinvested           1,736,914       42,467,545    1,926,006      45,973,770
Redeemed            (4,119,879)    (101,787,695)  (6,864,632)   (170,057,989)
----------------------------------------------------------------------------
Net Decrease        (1,672,478)  $  (41,542,642)  (4,129,724)  $(104,130,103)
============================================================================


6.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

provisions (including withholding on dividends paid to the Fund), war, seizure, political and social instability and diplomatic developments.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At March 31, 2007, the Fund did not have any securities out on loan.

8.   NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

     In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
REPORT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Shareholders of Tweedy, Browne Value Fund and the Board of Directors of Tweedy, Browne Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tweedy, Browne Value Fund (the "Fund", formerly Tweedy, Browne American Value Fund, a series of Tweedy, Browne Fund Inc.) at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

      The financial statements and financial highlights of the Fund for the periods ended on or before March 31, 2004 were audited by other independent accountants whose report dated May 10, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

/S/PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts

May 14, 2007
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

YEAR ENDED MARCH 31, 2007
1.   TAX INFORMATION

     For the fiscal year ended March 31, 2007, the amount of long-term capital gain designated by the Fund was $44,682,292, which is taxable at a 20% rate gain for federal income tax purposes.

     Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2007, 100% qualify for the dividend received deduction available to corporate shareholders.

     For the fiscal year ended March 31, 2007, 100% of the distributions paid by the Fund qualifies for the 15% dividend tax rate.

2.   PORTFOLIO INFORMATION

     The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

3.   PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

4.   DIRECTORS AND OFFICERS INFORMATION

     Information pertaining to the Directors and officers* of the Company is set forth below. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN       OTHER
                            TERM OF                                         FUND         TRUSTEESHIPS/
                           OFFICE AND                                     COMPLEX        DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY  TIME SERVED(1)    DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
                             DISINTERESTED DIRECTORS

Paul F. Balser            6 years           Partner, Ironwood                  2       Director, Janus
Ironwood Partners, LLC                      Manufacturing Fund, LP                     Capital Group,
420 Lexington Avenue                        (private equity                              Inc. (asset
New York, NY 10170                          investments), since 2003;                    management)
Age: 65, Director                           Partner, Ironwood
                                            Partners LLC (private
                                            equity investments),
                                            since December 2001;
                                            Partner, Generation
                                            Partners (private equity
                                            investments) from
                                            August 1995 to September
                                            30, 2004.
-----------------------------------------------------------------------------------------------------
Bruce A. Beal             13 years          Partner and Chairman,              2           None
The Beal Companies                          The Beal Companies
177 Milk Street                             (real estate development
Boston, MA 02109                            and investment
Age: 70, Director                           companies); Real estate
                                            consultant.
-----------------------------------------------------------------------------------------------------
John C. Hover II           4 years          Executive Vice President,          2       Director,
PO Box 676                                  United States Trust                    Excelsior Private
Buckingham, PA 18912                        Company of New York;                    Equity Fund II,
Age: 63, Director                           Retired since 2001.                    Inc.; Director,
                                                                                  Excelsior Venture
                                                                                  Partners III, LLC;
                                                                                  Director, Excelsior
                                                                                   Venture Investors
                                                                                        III, LLC
-----------------------------------------------------------------------------------------------------
Richard B. Salomon        12 years          Partner, Wolf, Block,              2           None
Wolf, Block, Schorr                         Schorr and Solis-Cohen
& Solis-Cohen LLP                           LLP (law firm) since
250 Park Avenue                             April 2005. Previously
New York, NY 10177                          Partner, Salans (law firm)
Age: 59, Director                           since prior to 2000.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                 MAP OF AMERICA
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN       OTHER
                            TERM OF                                         FUND         TRUSTEESHIPS/
                           OFFICE AND                                     COMPLEX        DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY  TIME SERVED(1)    DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
                              INTERESTED DIRECTOR 2
Christopher H. Browne3    13 years   Managing Director,                        2        Director,
Tweedy, Browne                       Tweedy, Browne                                     American
Company LLC                          Company LLC.                                       Atlantic
350 Park Avenue                                                                         Company
New York, NY 10022
Age: 60, Chairman and
President
-----------------------------------------------------------------------------------------------------
                         OFFICERS WHO ARE NOT DIRECTORS

William H. Browne3        13 years   Managing Director,                      N/A          N/A
Tweedy, Browne                       Tweedy, Browne
Company LLC                          Company LLC.
350 Park Avenue
New York, NY 10022
Age: 62, Vice President
-----------------------------------------------------------------------------------------------------
Patricia A. Rogers        2 years    Chief Compliance                        N/A          N/A
Tweedy, Browne                       Officer of the Funds
Company LLC                          since June 2004;
350 Park Avenue                      Associate General
New York, NY 10022                   Counsel, Tweedy, Browne
Age: 40, Chief Compliance            Company LLC.
Officer
-----------------------------------------------------------------------------------------------------
M. Gervase Rosenberger    13 years   Executive Vice                          N/A          N/A
Tweedy, Browne                       President, Tweedy,
Company LLC                          Browne Company LLC
350 Park Avenue                      since 2001; General
New York, NY 10022                   Counsel and Chief
Age: 56, Chief Operating             Compliance Officer,
Officer, Vice President and          Tweedy, Browne Company
Secretary                            LLC until 2001.
-----------------------------------------------------------------------------------------------------
John D. Spears            13 years   Managing Director,                      N/A          N/A
Tweedy, Browne                       Tweedy, Browne
Company LLC                          Company LLC
350 Park Avenue
New York, NY 10022
Age: 58, Vice President
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN       OTHER
                            TERM OF                                         FUND         TRUSTEESHIPS/
                           OFFICE AND                                     COMPLEX        DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
POSITION(S) WITH COMPANY  TIME SERVED(1)    DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
Robert Q. Wyckoff, Jr.     4 years      Managing Director,                   N/A           N/A
Tweedy, Browne                          Tweedy, Browne
Company LLC                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 54, Treasurer

------------
*  The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
1  Directors and officers serve for an indefinite term until the earliest of their: (i) removal, (ii) resignation or (iii) death.
2  "Interested person" of the Company as defined in the 1940 Act. Mr. Christopher H. Browne is an "interested person" because of his affiliation with Tweedy, Browne Company LLC, which acts as the Company's investment adviser and distributor.
3  Mr. Christopher H. Browne and Mr. William H. Browne are brothers.


--------------------------------------------------------------------------------

                       This page left blank intentionally.

                       This page left blank intentionally.

                            TWEEDY, BROWNE FUND INC.
                       350 Park Avenue, New York, NY 10022
                                  800-432-4789
                                 www.tweedy.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Paul Balser is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $117,500 for 2007 and $110,000 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $6,813 for 2007 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,370 for 2007 and $8,925 for 2006.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $4,050 for 2007 and $0 for 2006

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Fund's Audit Committee reviews, negotiates and approves in advance the scope of work, any related engagement letter and the fees to be charged by the independent auditors for audit services and, subject to any de minimis exceptions, permitted non-audit services for the Fund and for permitted non-audit services for the Fund's investment adviser and any affiliates thereof that provide services to the Fund if such non-audit services have a direct impact on the operations or financial reporting of the Fund.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) 100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
         and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act
         of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                           William H. Browne, President
                           (principal executive officer)

Date  MAY 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                           William H. Browne, President
                           (principal executive officer)

Date  MAY 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date  MAY 29, 2007
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* Print the name and title of each signing officer under his or her signature.